Note 3 - Inventories	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2019 and 2018 consist of the following:

	October 31,
	2019	2018
Finished goods	$5,845,973	$5,454,629
Work in process	3,321,216	3,877,670
Raw materials	8,632,230	7,871,145
Production supplies	296,208	271,311
Total	$18,095,627	$17,474,755